Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

6. Shareholders’ Equity

Ordinary Shares

As of December 31, 2020, the Company’s authorized capital shares consisted of 800 million ordinary shares with a par value of £0.00001 per share.

Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and approved by the shareholders. As of December 31, 2020, the Company has not declared any dividends.

Series C Preferred Shares Financing

In June 2020, under the Series C Subscription Agreement, which provides for the issuance of series C preferred shares to certain investors, including Syncona and Novo Holdings A/S (the “Series C Financing”), the Company issued 6,239,003 series C preferred shares at a purchase price of $12.82 per share. The Company received an aggregate of approximately $79.0 million in proceeds, net of transaction costs. In addition, the Company issued 1,161,414 Top Up series C preferred shares at par value to Syncona to reflect the price per share paid by investors for shares issued pursuant to the Series C Financing.

Impact of Corporate Reorganization

On August 11, 2020, the Company completed its IPO. As part of the IPO, the Company sold an aggregate of 8,823,529 ADSs representing the same number of ordinary shares, at a public offering price of $18.00 per ADS for total net proceeds of approximately $147.7 million. On August 20, 2020, the underwriters of the IPO exercised a portion of their overallotment option by purchasing an additional 1,128,062 ADSs from the Company at the IPO price of $18.00 per ADS, resulting in an additional net proceeds of $18.9 million. The total net proceeds were approximately $161.8 million, after deducting underwriting discounts, commissions and offering expense paid by the Company of $12.5 million.

Prior to the Company’s corporate reorganization and IPO, the Company had issued series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares, F ordinary shares and G ordinary shares. As part of the Company’s corporate reorganization and prior to its IPO, all shareholders of Freeline Therapeutics Limited exchanged each of their shares for shares of Freeline Therapeutics Holdings Limited, resulting in each shareholder holding the same number and class of newly issued shares of £1.00 each in Freeline Therapeutics Holdings Limited. Each resulting share was subdivided into (i) one share of the same class, with a nominal value of £0.00001, and (ii) one deferred B share of £0.99999 nominal value. Immediately prior to the closing of the IPO, the different classes of shares were converted into a single class of ordinary shares and such ordinary shares were consolidated and subdivided to reflect an approximately 1-for-0.159 reverse split of such ordinary shares and the balance of any ordinary shares created various classes deferred shares.

Deferred shares

Deferred shares are a unit of equity that confer to their holder effectively no economic rights or any voting rights. The Company, without the consent of the shareholder, may transfer deferred shares at any time for $nil consideration.

The deferred share structure is as follows:

Deferred Shares of £0.00001 – The 275,784 existing deferred shares of £0.00001 nominal value in the capital of Freeline Therapeutics Limited (resulting from the redesignation of ordinary shares granted pursuant to Freeline Therapeutics Limited’s share incentive program after the holders thereof ceased to be employees) were exchanged for deferred shares of Freeline Therapeutics Holdings Limited as part of the share exchange described above. A further 1,249,462 E ordinary shares and 531,482 F ordinary shares were converted into 1,780,944 deferred shares prior to the IPO. An additional 142,443,366 deferred shares of £0.00001 nominal value were created as a result of the reorganization of the series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares, F ordinary shares and G ordinary shares into a single class of ordinary shares and the subsequent 1-for-0.159 reverse split as described above.

Deferred Shares of £0.001 – Following the share-for-share exchange between Freeline Therapeutics Limited and Freeline Therapeutics Holdings Limited as described above, each resulting series A preferred shares, series B preferred shares, series C preferred shares, A ordinary shares, B ordinary shares, C ordinary shares, D ordinary shares, E ordinary shares and F ordinary shares of £1.00 in Freeline Therapeutics Holdings Limited was subdivided into one share of the same class, with a nominal value of £0.00001 and one deferred share with a nominal value of £0.99999, resulting in 123,638,835 deferred shares. Freeline Therapeutics Holdings Limited then reduced its issued share capital pursuant to Chapter 10 of Para 17 of the Companies Act by way of reduction of the nominal value of their deferred shares of £0.99999 issued and outstanding to £0.001 per share and the aggregate nominal residual value of $0.2 million was utilized by management as the required £50,000 of share capital to re-register Freeline Therapeutics Holdings Limited as Freeline Therapeutics Holdings plc. These deferred shares are presented as a separate class of equity on the balance sheet and statement of shareholder’s equity.

Deferred shares are not included in the Company’s potentially dilutive securities as are not ordinary shares and have no available conversion rights.

The table below reflects the number of preferred shares, ordinary shares, and deferred shares issued and outstanding at December 31, 2020, 2019 and 2018. The conversion of preferred and ordinary shares on approximately 1-for-0.159 basis and the creation of deferred shares are reflected in the current year only.

	December 31,		December 31,	December 31,
	2020		2019	2018
Series A Preferred Shares	—		34,840,000	34,840,000
Series B Preferred Shares	—		58,933,333	20,800,034
Series C Preferred Shares	—		12,307,692	—
A Ordinary shares	—		4,000,000	4,000,000
B Ordinary shares	—		1,307,992	1,211,745
C Ordinary shares	—		917,874	911,957
D Ordinary shares	—		2,972,298	2,164,502
E Ordinary shares	—		3,972,188	—
F Ordinary shares	—		2,877,088	—
Ordinary shares	35,854,945		—	—
Deferred shares of £0.00001	144,517,898	(1)	110,370	23,067
Deferred shares of £0.001	123,638,835		—	—
Total preferred, ordinary and deferred shares	304,011,678		122,238,835	63,951,305

(1)	Includes forfeiture of 17,804 unvested ordinary shares of £0.00001 par value upon termination of employment (see Note 7).